Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (26,933)	$ (65,973)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,139	1,426
Non-cash share-based compensation expense	2,943	4,037
(Gain) loss on disposal of property and equipment	(47)	238
Gain on sale of Freeline Therapeutics GmbH	(20,279)
Gain on legal settlement	(2,227)
Gain on lease termination		(5,307)
Changes in components of operating assets and liabilities
Prepaids and other current assets	916	(1,917)
Other non-current assets		(162)
Operating lease right of use assets	2,180	46,594
Accounts payable	518	5,217
Accrued expenses and other current liabilities	(440)	(4,110)
Operating lease liabilities, net	(2,162)	(38,416)
Net cash used in operating activities	(44,392)	(58,373)
Cash flows from investing activities:
Purchase of property and equipment	(654)	(3,117)
Proceeds from the sale of equipment	62
Proceeds from the sale of Freeline Therapeutics GmbH, net of cash transferred with sale of $1,015	24,203
Net cash provided by (used in) investing activities	23,611	(3,117)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares		27,328
Proceeds from employee share purchase plan	32	107
Net cash provided by financing activities	32	27,435
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,292	(17,949)
Net decrease in cash, cash equivalents and restricted cash	(19,457)	(52,004)
Cash, cash equivalents and restricted cash
Beginning of period	48,909	119,063	$ 119,063
End of period	29,452	67,059	48,909
Supplemental disclosure of non-cash flow information:
Commitment shares issued to Lincoln Park Capital Fund, LLC		963
Property and equipment unpaid and accrued	35	1,221
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	29,452	65,848	47,279
Long-term restricted cash		1,211
Total cash, cash equivalents and restricted cash	$ 29,452	$ 67,059	$ 48,909